Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
The Company is required to disclose in its Proxy Statement information that shows the relationship between “Compensation
A
ctually Paid” as defined in Item 402(v) of Regulation
S-K
and the financial performance of the Company. The Management Development and Compensation Committee did not consider the Pay Versus Performance disclosure when making its executive pay or incentive compensation decisions for any of the years shown. For a discussion of how the Management Development and Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 41. The table and notes below provide this disclosure for the fiscal years ending December 31, 2022, 2021 and 2020.

				Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)		Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO (2),(3) ($)					Total Shareholder Return (7) ($)	Peer Group Total Shareholder Return (7) ($)	Net Income ($)	Company Selected Measure (Adjusted EBITDA) (8) ($)

2022	12,784,251	6,452,731	(4)	2,438,871	1,415,556	(4)	123.76	133.61	866,740,000	1,617,010,000

2021	14,939,587	39,031,817	(5)	2,739,108	6,627,252	(5)	160.17	159.52	702,770,000	1,533,200,000

2020	12,818,588	12,254,009	(6)	2,618,321	2,456,130	(6)	102.59	121.61	721,050,000	1,392,820,000

(1)	The PEO and NEOs included in the above compensation columns reflect the following:

Year	PEO	NEOs

2022	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Craig M. LaTorre, John P. Mohr

2021	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Craig M. LaTorre, John P. Mohr

2020	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Daniel L. Grant, Craig M. LaTorre

(2)
The dollar amounts reported for our PEO and NEOs under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO and NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or NEOs during the applicable year.

(3)	For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2022: $337.97, for 2021: $440.52 and for 2020: $283.97.

(4)
2022 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2022 Summary Compensation Table (SCT)	12,784,251	2,438,871

Less, Value of Stock Awards Reported in SCT	(7,316,720)	(1,163,264)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(1,266,898)	(54,879)

Plus, Pension Service Cost	755,392	206,170

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	10,862,136	1,517,952

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(4,734,115)	(759,106)

Plus, FMV of Awards Granted this Year and that Vested this Year	–	5,668

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(4,631,315)	(775,856)

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	(6,331,520)	(1,023,315)

“Compensation Actually Paid” for Fiscal Year 2022	6,452,731	1,415,556

(5)
2021 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2021 Summary Compensation Table (SCT)	14,939,587	2,739,108

Less, Value of Stock Awards Reported in SCT	(8,485,027)	(1,049,624)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(2,873,669)	(458,500)

Plus, Pension Service Cost	885,742	227,889

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	18,489,038	2,348,282

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	9,249,830	1,789,807

Plus, FMV of Awards Granted this Year and that Vested this Year	–	7,091

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	6,826,316	1,023,199

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	24,092,230	3,888,144

“Compensation Actually Paid” for Fiscal Year 2021	39,031,817	6,627,252

(6)
2020 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2020 Summary Compensation Table (SCT)	12,818,588	2,618,321

Less, Value of Stock Awards Reported in SCT	(6,751,124)	(849,090)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(3,172,259)	(616,977)

Plus, Pension Service Cost	692,201	171,534

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,412,921	1,210,308

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	66,908	19,950

Plus, FMV of Awards Granted this Year and that Vested this Year	–	7,241

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(813,226)	(105,157)

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	(564,579)	(162,191)

“Compensation Actually Paid” for Fiscal Year 2020	12,254,009	2,456,130

(7)
Company and Peer Group TSR reflects the Company’s peer group (S&P 500 Materials Index) as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
for the fiscal year ended December 31, 2022. Each year reflects what the cumulative $100 investment would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019.

(8)
Consolidated earnings before interest; income taxes; depreciation, depletion and amortization; earnings/loss from nonconsolidated equity affiliates; acquisition and integration expenses; the impact of selling acquired inventory after its markup to fair value as part of acquisition accounting; and the nonrecurring gain on the divestiture of certain ready mixed concrete operations (Adjusted EBITDA) is an indicator used by the Company and investors to evaluate the Company’s operating performance from period to period. Adjusted EBITDA was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v). Please see Appendix B for a reconciliation of non-GAAP
measures to GAAP measures.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The PEO and NEOs included in the above compensation columns reflect the following:

Year	PEO	NEOs

2022	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Craig M. LaTorre, John P. Mohr

2021	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Craig M. LaTorre, John P. Mohr

2020	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Daniel L. Grant, Craig M. LaTorre

Peer Group Issuers, Footnote [Text Block]
(7)
Company and Peer Group TSR reflects the Company’s peer group (S&P 500 Materials Index) as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
for the fiscal year ended December 31, 2022. Each year reflects what the cumulative $100 investment would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 12,784,251	$ 14,939,587	$ 12,818,588
PEO Actually Paid Compensation Amount	$ 6,452,731	39,031,817	12,254,009
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
2022 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2022 Summary Compensation Table (SCT)	12,784,251	2,438,871

Less, Value of Stock Awards Reported in SCT	(7,316,720)	(1,163,264)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(1,266,898)	(54,879)

Plus, Pension Service Cost	755,392	206,170

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	10,862,136	1,517,952

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(4,734,115)	(759,106)

Plus, FMV of Awards Granted this Year and that Vested this Year	–	5,668

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(4,631,315)	(775,856)

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	(6,331,520)	(1,023,315)

“Compensation Actually Paid” for Fiscal Year 2022	6,452,731	1,415,556

(5)
2021 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2021 Summary Compensation Table (SCT)	14,939,587	2,739,108

Less, Value of Stock Awards Reported in SCT	(8,485,027)	(1,049,624)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(2,873,669)	(458,500)

Plus, Pension Service Cost	885,742	227,889

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	18,489,038	2,348,282

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	9,249,830	1,789,807

Plus, FMV of Awards Granted this Year and that Vested this Year	–	7,091

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	6,826,316	1,023,199

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	24,092,230	3,888,144

“Compensation Actually Paid” for Fiscal Year 2021	39,031,817	6,627,252

(6)
2020 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2020 Summary Compensation Table (SCT)	12,818,588	2,618,321

Less, Value of Stock Awards Reported in SCT	(6,751,124)	(849,090)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(3,172,259)	(616,977)

Plus, Pension Service Cost	692,201	171,534

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,412,921	1,210,308

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	66,908	19,950

Plus, FMV of Awards Granted this Year and that Vested this Year	–	7,241

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(813,226)	(105,157)

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	(564,579)	(162,191)

“Compensation Actually Paid” for Fiscal Year 2020	12,254,009	2,456,130

Non-PEO NEO Average Total Compensation Amount	$ 2,438,871	2,739,108	2,618,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,415,556	6,627,252	2,456,130
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
2022 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2022 Summary Compensation Table (SCT)	12,784,251	2,438,871

Less, Value of Stock Awards Reported in SCT	(7,316,720)	(1,163,264)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(1,266,898)	(54,879)

Plus, Pension Service Cost	755,392	206,170

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	10,862,136	1,517,952

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(4,734,115)	(759,106)

Plus, FMV of Awards Granted this Year and that Vested this Year	–	5,668

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(4,631,315)	(775,856)

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	(6,331,520)	(1,023,315)

“Compensation Actually Paid” for Fiscal Year 2022	6,452,731	1,415,556

(5)
2021 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2021 Summary Compensation Table (SCT)	14,939,587	2,739,108

Less, Value of Stock Awards Reported in SCT	(8,485,027)	(1,049,624)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(2,873,669)	(458,500)

Plus, Pension Service Cost	885,742	227,889

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	18,489,038	2,348,282

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	9,249,830	1,789,807

Plus, FMV of Awards Granted this Year and that Vested this Year	–	7,091

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	6,826,316	1,023,199

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	24,092,230	3,888,144

“Compensation Actually Paid” for Fiscal Year 2021	39,031,817	6,627,252

(6)
2020 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2020 Summary Compensation Table (SCT)	12,818,588	2,618,321

Less, Value of Stock Awards Reported in SCT	(6,751,124)	(849,090)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(3,172,259)	(616,977)

Plus, Pension Service Cost	692,201	171,534

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,412,921	1,210,308

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	66,908	19,950

Plus, FMV of Awards Granted this Year and that Vested this Year	–	7,241

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(813,226)	(105,157)

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–

Total Adjustments	(564,579)	(162,191)

“Compensation Actually Paid” for Fiscal Year 2020	12,254,009	2,456,130

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The following table lists on an unranked basis the three financial performance measures that, in the Company’s assessment represent the most important performance measures used to link “Compensation Actually Paid” for our NEOs to Company performance for 2022.

Adjusted EBITDA

rTSR

Total Revenues

Total Shareholder Return Amount	$ 123.76	160.17	102.59
Peer Group Total Shareholder Return Amount	133.61	159.52	121.61
Net Income (Loss)	$ 866,740,000	$ 702,770,000	$ 721,050,000
Company Selected Measure Amount	1,617,010,000	1,533,200,000	1,392,820,000
PEO Name	C. Howard Nye
Stock Price	$ 337.97	$ 440.52	$ 283.97
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	rTSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenues
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,331,520)	$ 24,092,230	$ (564,579)
PEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,316,720)	(8,485,027)	(6,751,124)
PEO [Member] | Change in Pension Value and NonQualified Deferred Compensation Earnings in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,266,898)	(2,873,669)	(3,172,259)
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	755,392	885,742	692,201
PEO [Member] | YearEnd Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,862,136	18,489,038	9,412,921
PEO [Member] | Change in Fair Value of Prior Year Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,734,115)	9,249,830	66,908
PEO [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value (from Prior YearEnd) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,631,315)	6,826,316	(813,226)
PEO [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,023,315)	3,888,144	(162,191)
Non-PEO NEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,163,264)	(1,049,624)	(849,090)
Non-PEO NEO [Member] | Change in Pension Value and NonQualified Deferred Compensation Earnings in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,879)	(458,500)	(616,977)
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	206,170	227,889	171,534
Non-PEO NEO [Member] | YearEnd Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,517,952	2,348,282	1,210,308
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(759,106)	1,789,807	19,950
Non-PEO NEO [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,668	7,091	7,241
Non-PEO NEO [Member] | Change in Fair Value (from Prior YearEnd) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(775,856)	1,023,199	(105,157)
Non-PEO NEO [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0